Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 18 .8%
$ 341,114
Aegis Asset Backed Securities Trust , Series
2005-5, Class 1A4 , 0.848% , (LIBOR
USD 1-Month plus 0.70%) , 12/25/35 (a)
$ 338,319
230,000
AmeriCredit Automobile Receivables
Trust , Series 2019-2, Class B , 2.540% ,
7/18/24 .......................
236,485
168,000
AmeriCredit Automobile Receivables
Trust , Series 2019-1, Class B , 3.130% ,
2/18/25 .......................
173,885
351,000
AmeriCredit Automobile Receivables
Trust , Series 2019-2, Class C , 2.740% ,
4/18/25 .......................
365,585
225,000
AmeriCredit Automobile Receivables
Trust , Series 2020-3, Class B , 0.760% ,
12/18/25 .......................
225,579
41,102
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates , Series 2005-W3,
Class A2D , 0.828% , (LIBOR USD
1-Month plus 0.68%) , 11/25/35 (a) ....
41,019
350,000
ARI Fleet Lease Trust , Series 2018-A,
Class A3 , 2.840% , 10/15/26 (b) .......
354,548
500,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2017-1A, Class A , 3.070% ,
9/20/23 (b) .....................
516,379
300,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2017-2A, Class A , 2.970% ,
3/20/24 (b) .....................
311,726
44,718
Bear Stearns Asset Backed Securities I
Trust , Series 2004-HE11, Class M2 ,
1.723% , (LIBOR USD 1-Month plus
1.58%) , 12/25/34 (a) ..............
44,829
355,000
Capital Auto Receivables Asset Trust ,
Series 2018-1, Class B , 3.090% ,
8/22/22 (b) .....................
359,728
54,735
Chesapeake Funding II, LLC , Series 2018-
3A, Class A1 , 3.390% , 1/15/31 (b) ....
56,316
450,000
Citibank Credit Card Issuance Trust , Series
2007-A3, Class A3 , 6.150% , 6/15/39 ..
674,106
10,692
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.972% ,
6/25/37 .......................
10,905
119,287
Encore Credit Receivables Trust , Series
2005-4, Class M2 , 0.808% , (LIBOR
USD 1-Month plus 0.66%) , 1/25/36 (a) .
119,229
352,306
Enterprise Fleet Financing, LLC , Series
2019-2, Class A2 , 2.290% , 2/20/25 (b) ..
358,173
350,000
Ford Credit Auto Owner Trust 2020-
REV1 , Series 2020-1, Class A , 2.040% ,
8/15/31 (b) .....................
368,965
480,000
Ford Credit Auto Owner Trust 2020-
REV2 , Series 2020-2, Class A , 1.060% ,
4/15/33 (b) .....................
484,603
75,956
GSAMP Trust , Series 2006-SEA1, Class
M1 , 0.648% , (LIBOR USD 1-Month
plus 0.50%) , 5/25/36 (a) (b) ..........
75,768
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 144,506
Home Equity Asset Trust , Series 2005-
7, Class M1 , 0.598% , (LIBOR USD
1-Month plus 0.45%) , 1/25/36 (a) .....
$ 144,168
53,728
Home Equity Asset Trust , Series 2005-
8, Class M1 , 0.578% , (LIBOR USD
1-Month plus 0.43%) , 2/25/36 (a) .....
53,624
138,730
JP Morgan Mortgage Acquisition Corp. ,
Series 2005-OPT1, Class M2 , 0.853% ,
(LIBOR USD 1-Month plus 0.71%) ,
6/25/35 (a) .....................
138,681
45,339
New Century Home Equity Loan Trust ,
Series 2005-4, Class M2 , 0.913% ,
(LIBOR USD 1-Month plus 0.77%) ,
9/25/35 (a) .....................
45,550
140,502
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates , Series 2005-
WHQ2, Class M2 , 0.838% , (LIBOR
USD 1-Month plus 0.69%) , 5/25/35 (a) .
140,166
133,355
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates , Series 2005-
WCW3, Class M1 , 0.868% , (LIBOR
USD 1-Month plus 0.72%) , 8/25/35 (a) .
132,952
400,000
Santander Drive Auto Receivables Trust ,
Series 2020-3, Class B , 0.690% , 3/17/25
400,992
300,000
Santander Drive Auto Receivables Trust ,
Series 2020-4, Class B , 0.730% , 3/17/25
300,947
221,111
Saxon Asset Securities Trust , Series 2004-
3, Class M1 , 1.048% , (LIBOR USD
1-Month plus 0.90%) , 12/26/34 (a) ....
217,033
500,000
SoFi Professional Loan Program Trust ,
Series 2020-A, Class A2FX , 2.540% ,
5/15/46 (b) .....................
516,638
93,681
U.S. Small Business Administration , Series
2010-20D, Class 1 , 4.360% , 4/1/30 ....
102,241
Total Asset Backed Securities
(Cost $ 7,036,608 ) ................ 7,309,139
COLLATERALIZED MORTGAGE OBLIGATIONS — 17 .4%
82,695
Alternative Loan Trust , Series 2004-22CB,
Class 1A1 , 6.000% , 10/25/34 ........
85,792
40,689
Banc of America Mortgage Trust , Series
2005-3, Class 1A24 , 5.500% , 4/25/35 ..
42,009
48,491
Citicorp Mortgage Securities, Inc. , Series
2005-1, Class 1A4 , 5.500% , 2/25/35 ...
49,911
9,975
Citigroup Mortgage Loan Trust, Inc. , Series
2004-NCM2, Class 3CB2 , 6.500% ,
8/25/19 .......................
9,958
47,439
Countrywide Home Loan Mortgage Pass-
Through Trust , Series 2004-3, Class A4 ,
5.750% , 4/25/34 .................
48,435
83,884
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates , Series
2004-1, Class 2A1 , 6.500% , 2/25/34 ...
86,564

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 192,600
Fannie Mae , Series 2003-21, Class OW ,
4.000% , 3/25/33 .................
$ 215,333
55,379
Fannie Mae , Series 2003-19, Class AR ,
5.500% , 3/25/33 .................
62,987
500,000
Fannie Mae , Series 2011-74, Class QM ,
4.500% , 11/25/40 ................
529,976
380,000
Fannie Mae , Series 2011-131, Class PB ,
4.500% , 12/25/41 ................
447,829
585,000
Fannie Mae , Series 2013-30, Class PY ,
3.000% , 4/25/43 .................
630,456
54,453
FirstKey Mortgage Trust , Series 2014-1,
Class A12 , 3.500% , 11/25/44 (b) (c) ....
55,581
21,912
Freddie Mac , Series 4079, Class WV ,
3.500% , 3/15/27 .................
22,240
195,000
Freddie Mac , Series 4097, Class CU ,
1.500% , 8/15/27 .................
199,682
376,711
Freddie Mac , Series 4136, Class HZ ,
3.500% , 11/15/27 ................
418,541
101,691
Freddie Mac , Series 4230, Class VB ,
2.500% , 12/15/31 ................
101,963
113,823
Freddie Mac , Series 2485, Class WG ,
6.000% , 8/15/32 .................
130,805
339,000
Freddie Mac , Series 4160, Class HH ,
2.500% , 12/15/32 ................
344,117
170,650
Freddie Mac , Series 3440, Class EM ,
5.000% , 4/15/38 .................
193,791
288,182
Freddie Mac , Series 3816, Class HM ,
4.500% , 5/15/40 .................
316,927
500,000
Freddie Mac , Series 3714, Class PB ,
4.750% , 8/15/40 .................
613,097
33,640
Freddie Mac , Series 3803, Class PJ ,
4.250% , 1/15/41 .................
35,349
200,000
Freddie Mac , Series 3815, Class TB ,
4.500% , 2/15/41 .................
238,436
83,130
Freddie Mac , Series 4293, Class MH ,
3.000% , 12/15/41 ................
88,604
400,000
Freddie Mac , Series 3989, Class JW ,
3.500% , 1/15/42 .................
443,273
500,000
Freddie Mac , Series 4650, Class BC ,
3.500% , 5/15/43 .................
527,649
293,547
Freddie Mac , Series 4508, Class UZ ,
3.000% , 7/15/43 .................
291,333
43,527
Galton Funding Mortgage Trust ,
Series 2018-1, Class A43 , 3.500% ,
11/25/57 (b) (c) ..................
43,854
93,300
Galton Funding Mortgage Trust ,
Series 2018-2, Class A41 , 4.500% ,
10/25/58 (b) (c) ..................
94,996
85,954
Ginnie Mae , Series 2004-69, Class GC ,
5.500% , 4/20/34 .................
98,938
25,688
Ginnie Mae , Series 2010-85, Class DQ ,
3.000% , 12/20/39 ................
26,382
184,529
MASTR Alternative Loan Trust , Series
2003-5, Class 8A1 , 5.500% , 6/25/33 ...
190,857
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 37,298
MASTR Alternative Loan Trust , Series
2004-13, Class 3A1 , 6.500% , 1/25/35 ..
$ 35,683
25,933
RBSGC Mortgage Loan Trust , Series 2007-
B, Class 3A1 , 4.174% , 7/25/35 (c) .....
26,382
Total Collateralized Mortgage Obligations
(Cost $ 6,329,295 ) ................ 6,747,730
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 24 .1%
500,000
CD Mortgage Trust , Series 2016-CD2,
Class A4 , 3.526% , 11/10/49 (c) .......
566,117
300,000
Citigroup Commercial Mortgage Trust ,
Series 2013-GC17, Class AS , 4.544% ,
11/10/46 .......................
324,400
492,148
COMM 2012-CCRE1 Mortgage Trust ,
Series 2012-CR1, Class A3 , 3.391% ,
5/15/45 .......................
502,021
75,000
COMM 2013-CCRE11 Mortgage Trust ,
Series 2013-CR11, Class A4 , 4.258% ,
8/10/50 .......................
81,874
75,000
Comm 2013-CCRE13 Mortgage Trust ,
Series 2013-CR13, Class A4 , 4.194% ,
11/10/46 (c) .....................
82,215
270,000
Comm Mortgage Trust , Series 2014-UBS2,
Class A5 , 3.961% , 3/10/47 ..........
295,031
75,000
COMM Mortgage Trust , Series 2012-CR1,
Class AM , 3.912% , 5/15/45 .........
77,477
250,000
COMM Mortgage Trust , Series 2017-
COR2, Class A3 , 3.510% , 9/10/50 ....
283,667
500,000
CSAIL Commercial Mortgage Trust , Series
2015-C3, Class A4 , 3.718% , 8/15/48 ..
556,359
200,000
DBUBS Mortgage Trust , Series 2011-
LC1A, Class C , 5.565% , 11/10/46 (b) (c)
200,493
444,141
FRESB Mortgage Trust , Series 2017-SB36,
Class A10F , 2.880% , 7/25/27 (c) ......
466,578
175,000
GS Mortgage Securities Trust , Series 2010-
C1, Class B , 5.148% , 8/10/43 (b) .....
168,947
550,000
GS Mortgage Securities Trust , Series 2012-
GCJ7, Class AS , 4.085% , 5/10/45 .....
567,207
300,000
GS Mortgage Securities Trust , Series 2013-
GC14, Class A5 , 4.243% , 8/10/46 ....
324,885
85,000
GS Mortgage Securities Trust , Series 2014-
GC24, Class A5 , 3.931% , 9/10/47 ....
93,964
500,000
GS Mortgage Securities Trust , Series 2016-
GS4, Class A4 , 3.442% , 11/10/49 (c) ...
558,614
272,000
GS Mortgage Securities Trust , Series 2020-
GC47, Class A5 , 2.377% , 5/12/53 ....
291,700
250,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2011-C3, Class
B , 5.013% , 2/15/46 (b) (c) ...........
240,144
100,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C18, Class A4 ,
3.923% , 10/15/47 ................
110,238

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 500,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2016-C32, Class A4 ,
3.720% , 12/15/49 ................
$ 572,404
81,709
Morgan Stanley Capital I Trust , Series
2011-C2, Class A4 , 4.661% , 6/15/44 (b)
82,183
517,295
UBS-Barclays Commercial Mortgage
Trust , Series 2012-C3, Class A4 ,
3.091% , 8/10/49 .................
534,872
300,000
Wells Fargo Commercial Mortgage Trust ,
Series 2015-P2, Class A4 , 3.809% ,
12/15/48 .......................
340,818
458,395
WFRBS Commercial Mortgage Trust ,
Series 2011-C3, Class A4 , 4.375% ,
3/15/44 (b) .....................
459,030
536,000
WFRBS Commercial Mortgage Trust ,
Series 2011-C4, Class A4 , 4.902% ,
6/15/44 (b) (c) ...................
539,052
176,040
WFRBS Commercial Mortgage Trust ,
Series 2011-C5, Class A4 , 3.667% ,
11/15/44 .......................
178,156
350,000
WFRBS Commercial Mortgage Trust ,
Series 2012-C7, Class A2 , 3.431% ,
6/15/45 .......................
361,076
200,000
WFRBS Commercial Mortgage Trust ,
Series 2012-C8, Class AS , 3.660% ,
8/15/45 .......................
207,244
84,695
WFRBS Commercial Mortgage Trust ,
Series 2013-UBS1, Class A4 , 4.079% ,
3/15/46 (c) .....................
91,847
164,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C23, Class A5 , 3.917% ,
10/15/57 .......................
181,536
Total Commercial Mortgage-Backed
Securities
(Cost $ 9,096,354 ) ................ 9,340,149
CORPORATE BONDS — 1 .7%
Diversified Telecommunication Services — 1 .0%
350,000
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC , 4.738% , 3/20/25 (b) ........... 379,081
Equity Real Estate Investment Trusts (REITS)
— 0 .7%
250,000
American Tower Trust , 3.652% , 3/23/28 (b) 274,815
Total Corporate Bonds
(Cost $ 618,493 ) ................. 653,896
MORTGAGE-BACKED SECURITIES — 37 .7%
Fannie Mae
—
22 .0%
241,982
3.000% , 1/1/31 , Pool #BA6574 ........ 254,430
560,020
4.500% , 3/1/34 , Pool #CA3294 ........ 624,183
447,934
2.500% , 11/1/35 , Pool #CA7939 ....... 467,531
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 94,366
5.500% , 6/1/38 , Pool #984277 ......... $ 110,937
54,477
5.500% , 8/1/38 , Pool #995072 ......... 64,045
71,504
4.500% , 9/1/39 , Pool #AC1830 ........ 80,008
66,024
4.500% , 10/1/40 , Pool #AE4855 ....... 74,135
119,476
3.500% , 2/1/41 , Pool #AH5646 ........ 131,997
196,000
4.000% , 3/1/41 , Pool #AH4008 ........ 215,023
50,125
4.500% , 6/1/41 , Pool #AC9298 ........ 55,560
166,928
5.000% , 7/1/41 , Pool #AI5595 ......... 193,139
223,289
4.000% , 9/1/41 , Pool #AJ1717 ........ 246,113
235,177
3.500% , 6/1/42 , Pool #AB5373 ........ 255,051
59,976
4.500% , 10/1/44 , Pool #MA2066 ....... 66,024
209,577
4.000% , 12/1/44 , Pool #MA2127 ....... 229,859
217,021
4.500% , 1/1/45 , Pool #MA2158 ........ 239,731
236,052
3.500% , 3/1/45 , Pool #AS4552 ........ 256,292
307,387
4.000% , 10/1/45 , Pool #AL7487 ....... 334,055
190,775
4.000% , 11/1/46 , Pool #MA2808 ....... 207,034
185,778
3.000% , 2/1/47 , Pool #BE2329 ........ 195,736
154,170
4.000% , 5/1/47 , Pool #BE9598 ........ 166,055
144,419
4.500% , 11/1/47 , Pool #BM3286 ....... 157,528
298,214
3.500% , 12/1/47 , Pool #CA0833 ....... 316,605
177,351
4.500% , 5/1/48 , Pool #CA1711 ........ 192,795
252,286
3.500% , 9/1/49 , Pool #BJ9608 ......... 266,510
485,957
3.500% , 6/1/50 , Pool #CA6097 ........ 518,527
499,876
2.500% , 7/1/50 , Pool #CA6307 ........ 528,983
481,287
3.000% , 7/1/50 , Pool #CA6421 ........ 506,343
482,015
3.000% , 7/1/50 , Pool #CA6422 ........ 506,095
494,265
2.500% , 8/1/50 , Pool #FM4055 ........ 522,130
495,705
2.500% , 10/1/50 , Pool #FM4530 ....... 525,306
8,507,760
Freddie Mac
—
11 .7%
491,808
3.000% , 5/1/29 , Pool #G18512 ........ 517,099
82,600
4.000% , 11/1/32 , Pool #ZS8993 ....... 90,185
370,294
3.500% , 5/1/35 , Pool #C91829 ........ 400,391
262,292
4.000% , 5/1/37 , Pool #ZA2461 ........ 283,639
32,950
5.500% , 10/1/39 , Pool #A89387 ....... 38,266
57,767
5.000% , 4/1/40 , Pool #A91812 ........ 67,191
108,193
5.500% , 4/1/40 , Pool #C03467 ........ 127,229
48,896
5.000% , 8/1/40 , Pool #C03491 ........ 56,873
118,083
4.000% , 11/1/40 , Pool #A94742 ....... 130,523
121,728
4.000% , 12/1/40 , Pool #A95447 ....... 133,645
269,210
3.500% , 8/1/42 , Pool #Q10324 ........ 292,062
384,955
3.500% , 3/1/43 , Pool #U99045 ........ 420,715
305,484
3.500% , 1/1/45 , Pool #Q30876 ........ 332,231
243,569
3.500% , 3/1/45 , Pool #U99124 ........ 265,945
195,858
3.000% , 1/1/46 , Pool #G08686 ........ 206,111
224,161
4.000% , 4/1/46 , Pool #Q40048 ........ 242,375
198,841
3.500% , 12/1/47 , Pool #Q52955 ....... 211,034
435,780
2.500% , 11/1/49 , Pool #QA4396 ....... 459,777
284,702
3.000% , 1/1/50 , Pool #QA6230 ........ 299,009
4,574,300
Ginnie Mae
—
0.0%
12,697
4.000% , 12/20/40 , Pool #755678 ....... 14,214

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
UMBS (TBA)
—
4 .0%
$ 1,500,000
2.000% , 1/1/51 ................... $ 1,558,184
Total Mortgage-Backed Securities
(Cost $ 14,227,718 ) ............... 14,654,458
Shares
MONEY MARKET FUND — 4 .2%
1,634,244
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (d) .......
1,634,244
Total Money Market Fund
(Cost $ 1,634,244 ) ................ 1,634,244
Total Investments — 103 .9%
(Cost $ 38,942,712 ) ............................ 40,339,616
Net Other Assets (Liabilities) — ( 3 .9 ) % .............. (1,510,431)
NET ASSETS — 100.0% .......................
$ 38,829,185
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
STEP Step Coupon Bond
TBA To Be Announced

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 1,634,244 (a) $ 38,705,372 (b) $ — $ 40,339,616
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.